Schedule I (Condensed Statements of Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions
Cash flow from operations	$ 32,577	$ 38,958	$ 97,861
Cash flow from investing
Investing cash flow	(47,639)	(67,971)	(32,320)
Cash flow from financing	20,827	(82,207)	(30,429)
Increase (decrease) in cash and equivalents	5,765	(111,220)	35,112
Cash and equivalents, beginning of period	45,261	156,481	121,369
Cash and equivalents, end of period	51,026	45,261	156,481
Parent Company
Condensed Financial Statements, Captions
Cash flow from operations	0	0	0
Cash flow from investing
Available for sale investments sold	2,601	0	0
Investing cash flow	2,601	0	0
Cash flow from financing	0	0	0
Increase (decrease) in cash and equivalents	2,601	0	0
Cash and equivalents, beginning of period	0	0	0
Cash and equivalents, end of period	$ 2,601	$ 0	$ 0